NOTE 5 - PROPERTY AND EQUIPMENT (Details Narrative) (Quarterly Report [Member], USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Quarterly Report [Member]
Depreciation Expense	$ 5,871	$ 1,399